Trade Receivables and Other Account Receivables - Schedule of Movement in the Allowance for Expected Credit Losses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement in the Allowance for Expected Credit Losses [Abstract]
Balance at beginning	$ 9,663	$ 22,882	$ 25,268
Additions	39,514	23,387	30,802
Reversal of allowance for expected credit losses	(28,985)	(18,010)	(26,093)
Write-off of receivables	(9,862)	(12,333)	(4,976)
Effect of exchange difference from translation into presentation currency	(179)	(6,263)	(2,119)
Balance at ending	$ 10,151	$ 9,663	$ 22,882